Organization and Principal Activities - Summary of Results of Operations and Cash Flows of VIE and Subsidiaries (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Variable Interest Entity [Line Items]
Cost of revenues	¥ (103,057)	$ (14,942)	¥ (92,393)	¥ (265,436)
Net loss	(106,964)	(15,509)	(140,584)	(225,075)
Net cash provided by/(used in) operating activities	(17,476)	(2,533)	(76,650)	75,810
Net cash (used in)/provided by investing activities	26,853	3,893	26,442	(144,415)
Net cash (used in)/provided by financing activities	(148,040)	(21,464)	(54,520)	315
VIE
Variable Interest Entity [Line Items]
Revenues	322,066	46,695	351,243	465,066
Cost of revenues	(97,270)	(14,103)	(83,259)	(248,637)
Net loss	(75,486)	(10,944)	(100,782)	(173,865)
Net cash provided by/(used in) operating activities	(113,809)	(16,501)	68,336	168,971
Net cash (used in)/provided by investing activities	29,682	4,303	(186)	(108,450)
Net cash (used in)/provided by financing activities	¥ (65,000)	$ (9,424)	¥ 30,000	¥ (156,124)